FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivables [line items]
Current	R$ 3,730,364	R$ 3,330,488
Non-current	265,370	114,148
Trade receivables	3,995,734	3,444,636
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	4,208,435	3,605,744
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(212,701)	(161,108)
Unbilled revenue
Disclosure of Trade Receivables [line items]
Trade receivables	853,993	782,813
Domestic - market [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,220,315	2,790,623
Foreign market - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 134,127	R$ 32,308